DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2014
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS

24.  DISCONTINUED OPERATIONS

a.    Disposal of Beijing Century College Group

On December 30, 2011, the Company entered into a sale and purchase agreement to dispose of Beijing Century College and its 100% owned subsidiary Beijing Siwa Century Facility Management Co. (together “Beijing Century College Group”) to Xihua Investment Group (“Xihua Group”),with consideration of RMB 309,049 including a) receivables in cash and shares; b) a waiver of liabilities to Xihua Group; c) a transfer of amounts due to Beijing Century College Group to Xihua Group; and d) partially offset by a waiver of amounts due from Beijing Century College Group.

By December 31, 2012, the transaction to sell Beijing Century College Group had been completed with the outstanding consideration receivable from Xihua Group of RMB 133,100 as of December 31, 2012.Subsequently, the Group has transferred the receivable from Xihua Group to Suzhou Qingrun, with allocated consideration of RMB 25,300, and the excessive portion was fully written off as of December 31, 2012.

b.    Disposal of Taishidian Holding

On July 25, 2013, the Company entered into a sale and purchase agreement to dispose of its 70% interest in Taishidian Holding to Kunshan Venture Investment Limited (“Kunshan Venture”), with consideration of RMB 234,500 in cash and a waiver of RMB 143,233 due from with Taishidian Holding. As of December 31, 2013, management assessed the recoverable value with best estimation to be approximately RMB 110,000. Bad debt provision of RMB 124,500 was provided for the excessive portion and was included in the disposal loss. The sale was completed in the end of 2013.

On the date of February 6, 2015, the Company entered into an agreement to transfer the consideration of RMB 234,500 to Suzhou Hezhijia Investment Management Limited with RMB 70,000. For details see Note 6 (ii).

c.    Disposal of 21 st school

On April 8, 2013, the Company entered into an agreement to return the remaining operating rights in 21st School back to Xihua Group with consideration of RMB 60,000.The loss from the operation of 21st school was RMB 49,706 for the year ended December 31, 2012, and income was RMB 2,734 for the year ended December 31, 2013. The disposal of remaining operating right resulted in a loss of RMB 74,938 for the year ended December 31, 2013. The sale was completed in the end of the second quarter of 2013.

d.    Assets and liabilities classified as held for sale

As of September 30, 2014, management had the intention to dispose the Jinghan Group. Financial statements for the fiscal years of 2012, 2013 and 2014 have been adjusted to present the operations of Jinghan Group as a discontinued operation.

The assets and liabilities of Jinghan Group are included in the captions “Assets classified as held for sale” and “Liabilities classified as held for sale”, in the accompanying consolidated balance sheets at December 31, 2013 and 2014 and consist of the following:

	As of December 31,
	2013	2014
	RMB	RMB
Assets classified as held for sale
Cash and cash equivalents	78,333	36,063
Restricted cash	3,600	2,000
Term deposits	800	11,023
Accounts receivable, net	4,532	-
Deferred tax assets	4,541	6,107
Prepaid and other current assets	47,408	52,243
Deferred tax assets, non-current	57,591	67,327
Property and equipment, net	71,933	58,900
Intangible assets, net	44,126	40,669
Goodwill	189,242	189,470
Other non-current assets	51,904	48,620
Total assets	554,010	512,422

Liabilities classified as held for sale
Short-term borrowings	6,000	4,000
Deferred revenue	426,627	455,173
Accounts payable	49	49
Accrued and other liabilities	45,010	49,375
Income taxes payable	5,212	5,101
Amounts due to related parties	3,400	-
Deferred tax liabilities	24,151	19,720
Total liabilities	510,449	533,418

The disposal of Jinghan Group was completed by April 8, 2015, for details please refer to Note 30.

e.    Discontinued operations

Following are revenues and income (loss) from discontinued operations:

(1) Beijing Century College Group

	Years ended December, 31
	2012	2013	2014
	RMB	RMB	RMB
Revenues	-	-	-
Impairment loss	-	-	-
Income (loss) from discontinued operation	-	-	-
Income tax benefit (expense)	-	-	-
Income (loss) from discontinued operation, net of income tax	-	-	-
Loss on sale of discontinued operation, net of income tax (note(i))	(15,908)	-	-
Loss from and on sale of discontinued operation, net of income tax	(15,908)	-	-

Note (i)	Foreign currency translation adjustment included in the loss on sale of discontinued operation is RMB 7,758 for the year ended December 31, 2012.

(2) Taishidian Holding

	Years ended December, 31
	2012	2013	2014
	RMB	RMB	RMB
Revenues	103,382	50,043	-
Impairment loss	-	-	-
Income (loss) from discontinued operation	12,395	(22,735)	-
Income tax expense	(3,669)	(6,637)	-
Income (loss) from discontinued operation, net of income tax	8,726	(29,372)	-
Loss on sale of discontinued operation, net of income tax (note(i))	-	(174,629)	-
Income (loss) from and on sale of discontinued operation, net of income tax	8,726	(204,001)	-

Note (i)	Foreign currency translation adjustment included in the loss on sale of discontinued operation is RMB 5,538 for the year ended December 31, 2013.

(3) 21st School

	Years ended December, 31
	2012	2013	2014
	RMB	RMB	RMB
Revenues	82,283	17,939	-
Impairment loss	(50,050)	-	-
(Loss) Income from discontinued operation	(55,846)	3,312	-
Income tax benefit (expense)	6,140	(578)	-
(Loss) Income from discontinued operations, net of income tax	(49,706)	2,734	-
Loss on sale of discontinued operation, net of income tax (note(i))	-	(74,938)	-
Loss from and on sale of discontinued operation, net of income tax	(49,706)	(72,204)	-

Note (i)	No foreign currency translation adjustment is included in the loss on sale of discontinued operation.

(4) Jinghan Group

	Years ended December, 31
	2012	2013	2014
	RMB	RMB	RMB
Revenues	535,417	603,976	679,295
Impairment loss	(44,650)	-	-
Loss from discontinued operation	(179,518)	(89,291)	(73,499)
Income tax benefit	63,521	19,047	15,735
Loss from and on sale of discontinued operation, net of income tax	(115,997)	(70,244)	(57,764)